Consolidated Balance Sheets - USD ($)	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS:
Cash	$ 67,007	$ 2,394
GST tax receivable	2,015	5,439
Prepaid expenses and other current assets		83,299
TOTAL CURRENT ASSETS	69,022	91,132
Security deposit - related party	2,067	2,103
Operating lease right-of-use assets, net - related party	21,682
Property and equipment, net	5,747	8,417
TOTAL ASSETS	98,518	101,652
CURRENT LIABILITIES:
Accounts payable	842,156	917,337
Accrued expenses and other payables	702,231	723,042
Convertible notes and related accrued interest and premiums, net of discounts	1,557,734	1,657,377
Operating lease liability - related party	25,072
Embedded conversion option liabilities	177,009	698,264
Due to former director - related parties	30,639	31,164
Loans from directors and officer - related parties	50,993	51,867
Employee benefit liability	354,109	323,837
TOTAL CURRENT LIABILITIES	3,739,943	4,402,888
TOTAL LIABILITIES	3,739,943	4,402,888
Commitments and Contingencies (See Note 9)
STOCKHOLDERS' DEFICIT:
Common stock, $0.001 par value; 1,000,000,000 shares authorized; 258,120,381 and 968,042 shares issued; 258,120,332 and 967,993 outstanding as of June 30, 2020 and 2019, respectively	258,120	968
Additional paid-in capital	50,656,031	45,713,322
Accumulated other comprehensive income	1,267,671	1,066,998
Accumulated deficit	(55,781,770)	(51,041,047)
Treasury stock (49 shares)	(46,477)	(46,477)
TOTAL STOCKHOLDERS' DEFICIT	(3,641,425)	(4,301,236)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	98,518	101,652
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:	5,000	5,000
TOTAL STOCKHOLDERS' DEFICIT	5,000	5,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, 1,500,005 shares authorized, $0.01 par value:
TOTAL STOCKHOLDERS' DEFICIT